U.S. SECURITIES AND EXCHANGE COMMISSION

			 WASHINGTON, DC 20549

                           FORM 12b-25

Commission File Number    0-21951


 		    NOTIFICATION OF LATE FILING

(Check One):[X]Form 10-K [ ]Form 11-K [ ]Form 20-F [X]Form 10-Q [ ]Form N-SAR

                 For Period Ended:  August 31, 2001
                                   -------------------------------
                 [  ]     Transition Report on Form 10-K
                 [  ]     Transition Report on Form 20-F
                 [  ]     Transition Report on Form 11-K
                 [  ]     Transition Report on Form 10-Q
                 [  ]     Transition Report on Form N-SAR
                 For the Transition Period Ended:
                                                  ---------------------------


    If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

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PART I - REGISTRANT INFORMATION

THE HERITAGE ORGANIZATION, INC.
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Name of Registrant

Colorado				84-1356383
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(State or other 			(I.R.S. Employer
jurisdiction of incorporation)		 	I.D. No.)


5001 SPRING VALLEY ROAD, SUITE 800 EAST TOWER
DALLAs, TEXAS			75244
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Address of principal office 	Zip Code




                        PART II - RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

 [X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                             PART III - NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 11-K, 20-F, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period.

Audit of required period has not been completed.

                          PART IV - OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this information:

              Vickie A. Walker                   972              991-0001
         ------------------------------     -----------        ---------------
                  (Name)                     (Area Code)     (Telephone Number)


(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).
                                                               [X] Yes  [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
                                                               [ ] Yes  [X] No

         If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.




The Heritage Organization, Inc. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date  October 18, 2001         By  /s/
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				     Vickie A. Walker, Secretary-Treasurer